Financial instruments and financial risk management - License agreement (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Oct. 31, 2023	Jun. 30, 2024
AgomAb | Preferred Class C Shares
Financial instruments and financial risk management
Proceeds from issue of shares	$ 100
Zai Lab
Financial instruments and financial risk management
Number of equity instruments obtained		568,182
Price of equity instrument		$ 132